Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Summary of Risk-Based Capital Amounts and Ratios for S&T and S&T Bank

The following table summarizes risk-based capital amounts and ratios for S&T and S&T Bank.

	Actual		Minimum Regulatory Capital Requirements		To be Well Capitalized Under Prompt Corrective Action Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013
Total Capital (to Risk-Weighted Assets)
S&T	$494,986	14.36%	$275,684	8.00%	$344,606	10.00%
S&T Bank	457,540	13.35%	274,257	8.00%	342,821	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
S&T	426,234	12.37%	137,842	4.00%	206,763	6.00%
S&T Bank	389,584	11.36%	137,128	4.00%	205,693	6.00%
Leverage Ratio(1)
S&T	426,234	9.75%	174,824	4.00%	218,530	5.00%
S&T Bank	389,584	8.95%	174,081	4.00%	217,601	5.00%
As of December 31, 2012
Total Capital (to Risk-Weighted Assets)
S&T	$504,041	15.39%	$262,029	8.00%	$327,536	10.00%
S&T Bank	452,906	14.35%	252,489	8.00%	315,611	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
S&T	392,506	11.98%	131,015	4.00%	196,522	6.00%
S&T Bank	343,331	10.88%	126,244	4.00%	189,366	6.00%
Leverage Ratio(1)
S&T	392,506	9.31%	168,563	4.00%	210,704	5.00%
S&T Bank	343,331	8.45%	162,611	4.00%	203,264	5.00%

(1)	Minimum requirement is 3.00 percent for the most highly rated financial institutions.